Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and restricted cash [Abstract]
Cash and cash equivalents and restricted cash
5.	Cash and cash equivalents and restricted cash

As of December 31, 2024 and 2023, cash and cash equivalents and restricted cash is as follows:

	As of December 31,
	2024	2022

Cash	$1,664,179	$993,681
Bank deposits (1) (2) (3)	968,750,678	145,376,053

Total cash and cash equivalents and restricted cash	$970,414,857	$146,369,734

(1)
Fideicomiso Murano 2000 - In accordance with the long-term syndicated loan among Bancomext, Sabadell, Caixabank, NAFIN, Avantta, Fideicomiso Murano 2000 (a subsidiary of Murano World) must maintain an interest reserve fund equivalent to a minimum of one quarterly interest payment. While the amount can be withdrawn to pay such interest without any penalty, Fideicomiso Murano 2000 is obligated to replace such interest reserve fund to a set minimum amount. As of December 31, 2024 this loan was fully repaid.  As of December 31, 2023, the corresponding amount in the reserve fund was $12,842,404.

(2)
Inmobiliaria Insurgentes 421 - In accordance with the long-term loan from Bancomext, the borrower must maintain a debt service reserve fund equivalent to the next amortization of principal payment plus interest, according to the amortization schedule, and an additional fund for an amount equivalent to the principal debt service reserve fund. While the amount can be withdrawn without penalty to cover payments, the borrower is obligated to replace such reserve funds within 15 days. As of December 31, 2024 and December 31, 2023, the principal reserve fund amounted to $44,069,120, and $52,272,015, respectively. As of December 31, 2024 and 2023, the debt service reserve funds have not been fully funded; for further information see note 10.

(3)
Issuer trust 4323 - In accordance with the  terms of the Senior Secured Notes issued by the Group on September 12, 2024, as of December 31, 2024, the debt service reserve fund amounted $338,419,950 (U.S.$16,500,000). This is a revolving reserve classified as cash and cash equivalents.